Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,571,188.54

Principal:
Principal Collections	$19,199,500.89
Prepayments in Full	$11,528,891.66
Liquidation Proceeds	$398,451.65
Recoveries	$14,599.64
Sub Total	$31,141,443.84
Collections	$32,712,632.38

Purchase Amounts:
Purchase Amounts Related to Principal	$121,036.60
Purchase Amounts Related to Interest	$710.41
Sub Total	$121,747.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,834,379.39

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,834,379.39
Servicing Fee	$661,991.52	$661,991.52	$0.00	$0.00	$32,172,387.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,172,387.87
Interest - Class A-2 Notes	$6,834.35	$6,834.35	$0.00	$0.00	$32,165,553.52
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$32,051,788.52
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$31,996,663.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,996,663.52
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$31,973,639.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,973,639.35
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$31,955,434.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,955,434.68
Regular Principal Payment	$28,657,364.53	$28,657,364.53	$0.00	$0.00	$3,298,070.15
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,298,070.15
Residual Released to Depositor	$0.00	$3,298,070.15	$0.00	$0.00	$0.00

Total		$32,834,379.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,657,364.53
Total					$28,657,364.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$28,657,364.53	$62.97	$6,834.35	$0.02	$28,664,198.88	$62.99
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$28,657,364.53	$21.78	$216,953.19	$0.16	$28,874,317.72	$21.94

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$48,242,438.02	0.1060134	$19,585,073.49	0.0430384
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$704,092,438.02	0.5350734	$675,435,073.49	0.5132953

Pool Information
Weighted Average APR	2.349%	2.343%
Weighted Average Remaining Term	46.05	45.20
Number of Receivables Outstanding	30,499	29,851
Pool Balance	$794,389,829.17	$762,953,758.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$739,036,231.89	$709,907,326.30
Pool Factor	0.5612083	0.5389998

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$53,046,432.08
Targeted Overcollateralization Amount	$87,518,684.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$87,518,684.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		41	$188,189.99
(Recoveries)		17	$14,599.64
Net Loss for Current Collection Period			$173,590.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2622%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1079%
Second Prior Collection Period			0.1809%
Prior Collection Period			0.1919%
Current Collection Period			0.2675%
Four Month Average (Current and Prior Three Collection Periods)			0.1871%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		858	$1,421,455.80
(Cumulative Recoveries)			$172,038.13
Cumulative Net Loss for All Collection Periods			$1,249,417.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0883%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,656.71
Average Net Loss for Receivables that have experienced a Realized Loss			$1,456.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.88%	225	$6,729,120.55
61-90 Days Delinquent	0.12%	34	$934,428.84
91-120 Days Delinquent	0.02%	6	$181,034.24
Over 120 Days Delinquent	0.00%	1	$1,275.46
Total Delinquent Receivables	1.03%	266	$7,845,859.09

Repossession Inventory:
Repossessed in the Current Collection Period		7	$219,624.28
Total Repossessed Inventory		18	$582,508.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0995%
Prior Collection Period			0.1443%
Current Collection Period			0.1373%
Three Month Average			0.1270%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1464%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	17

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	92	$2,934,624.81
2 Months Extended	126	$4,315,114.55
3+ Months Extended	12	$422,979.90

Total Receivables Extended	230	$7,672,719.26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer